                             M'S VERSATILE PRODUCT

           Flexible Premium Variable Universal Life Insurance Policy

                    Issued by Pacific Life Insurance Company

                     Supplement dated December 17, 1999 to
                          Prospectus dated May 1, 1999

                                         This supplement changes the prospectus to reflect the following effective January 1, 2000:

                                         --------------------------------------------------------------------------------
Two new variable investment              The two new investment options are added to the list on page 1 of the prospectus.
options are available                    References to the 18 variable investment options throughout the prospectus are changed to refer to 20 variable investment options.
 . Diversified Research
 . International Large-Cap

                                         --------------------------------------------------------------------------------
The names of two variable                The Growth variable investment option is now called the Small-Cap Equity
investment options are changed           variable investment option.

                                         The International variable investment option is now called the International
                                         Value variable investment option.

                                         These new names reflect the change in name of the underlying portfolios of
                                         Pacific Select Fund. Throughout the prospectus or supplement thereof, any reference to the Growth or International portfolio, variable account or variable investment option is changed to refer to the Small-Cap Equity or
                                         International Value portfolio, variable account or variable investment option, respectively.

                                         --------------------------------------------------------------------------------
An overview of M's Versatile Product     The following is added to the chart under Fees and expenses paid by the Pacific
is amended                               Select Fund:

                                         -------------------------------------------------------------------------------
                                         Portfolio                 Advisory Fee  Other Expenses  Total Expenses+
                                         -------------------------------------------------------------------------------
                                         Diversified Research*        0.90%          0.05%            0.95%
                                         International Large-Cap*     1.05%          0.15%            1.20%

                                         * Expenses are estimated. There were no actual advisory fees or other expenses for these portfolios in 1998 because the portfolios started on January 3,
                                           2000. See page 11 of the prospectus for information about expense caps through December 31, 2000 for these portfolios.

                                         + Effective January 1, 2000, the fund will implement a brokerage enhancement
                                           12b-1 plan, under which brokerage transactions may be placed with broker-
                                           dealers in return for credits that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct fund expense, the expense would have no effect on Other expenses shown above.

                                         The expenses for the Equity Index Portfolio in the chart under Fees and expenses paid by the Pacific Select Fund are replaced with the following:

                                         -------------------------------------------------------------------------------
                                         Portfolio                 Advisory Fee  Other Expenses  Total Expenses+
                                         -------------------------------------------------------------------------------
                                         Equity Index                 0.25%          0.05%           0.30%

                                                                                                                       1

                                              --------------------------------------------------------------------------------
The following portfolios have new             Alliance Capital Management L.P. is the portfolio manager of the Emerging
portfolio managers                            Markets portfolio.

                                              Mercury Asset Management US is the portfolio manager of the Equity Index and
                                              Small-Cap Index portfolios.

                                              --------------------------------------------------------------------------------
Your Investment Options is amended            The chart on page 36 of the prospectus is replaced with the chart on page 3 of this supplement.

                                              --------------------------------------------------------------------------------
An overview of M's Versatile Product -        The M&E risk asset charge described is the guaranteed maximum rate for this
Deductions from your policy's                 charge. We may charge a lower annual rate for the M&E risk asset charge.
accumulated value and Your policy's
accumulated value - Monthly
deductions are amended

                                              --------------------------------------------------------------------------------
Illustrations is amended                      The seventh and eighth bullet points under Assumptions are replaced with the following:

                                              . Illustrations 1 through 12 assume total annual advisory fees and expenses of
                                                .80% of total average daily net assets of the fund. This reflects average advisory fees of .72% and average expenses of .08% based upon fees and expenses of portfolios available as investment options under the policy.

                                              . Illustrations 13 and 14 assume total annual advisory fees and expenses of
                                                .68% of total average daily net assets of the fund. This reflects weighted average advisory fees of .61% and weighted average expenses of .07% based upon fees and expenses of portfolios available as investment options under the policy.

                                              The second bullet point under Things to keep in mind is replaced with the following:

                                              . After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of
                                                0%, 6% and 12% correspond to approximate net annual rates of return of -.80%,
                                                5.15%, and 11.10% for illustrations 1 through 12 and -.68%, 5.28%, and 11.24%
                                                for illustrations 13 and 14.

                                              Illustrations 1 through 14 are replaced with pages 4 through 17 of this supplement.

                                              --------------------------------------------------------------------------------
Accounting benefit rider                      The Accounting benefit rider described under The death benefit: Optional riders is available to owners of policies issued on or after October 1, 1999.

YOUR INVESTMENT OPTIONS

PORTFOLIO                THE PORTFOLIO'S              THE PORTFOLIO'S                  PORTFOLIO
                         INVESTMENT GOAL              MAIN INVESTMENTS                 MANAGER
------------------------------------------------------------------------------------------------------------
Aggressive Equity        Capital appreciation.        Equity securities of small       Alliance Capital
                                                      emerging-growth companies and    Management L.P.
                                                      medium-sized companies.
------------------------------------------------------------------------------------------------------------
Emerging Markets         Long-term growth of          Equity securities of companies   Alliance Capital
                         capital.                     that are located in countries    Management L.P.
                                                      generally regarded as "emerging
                                                      market" countries.
------------------------------------------------------------------------------------------------------------
Diversified Research     Long-term growth of          Equity securities of U.S.        Capital Guardian
                         capital.                     companies and securities whose   Trust Company
                                                      principal markets are in the
                                                      U.S.
------------------------------------------------------------------------------------------------------------
Small-Cap Equity         Growth of capital.           Equity securities of smaller     Capital Guardian
 (formerly called                                     and medium-sized companies.      Trust Company
 Growth)
------------------------------------------------------------------------------------------------------------
International Large-Cap  Long-term growth of          Equity securities of non-U.S.    Capital Guardian
                         capital.                     companies and securities whose   Trust Company
                                                      principal markets are outside
                                                      of the U.S.
------------------------------------------------------------------------------------------------------------
Bond and Income          Total return and income      A wide range of fixed income     Goldman Sachs Asset
                         consistent with prudent      securities with varying terms    Management
                         investment management.       to maturity, with an emphasis
                                                      on long-term bonds.
------------------------------------------------------------------------------------------------------------
Equity                   Capital appreciation.        Equity securities of large U.S.  Goldman Sachs Asset
                         Current income is of         growth-oriented companies.       Management
                         secondary importance.
------------------------------------------------------------------------------------------------------------
Multi-Strategy           High total return.           A mix of equity and fixed        J.P. Morgan
                                                      income securities.               Investment Management
                                                                                       Inc.
------------------------------------------------------------------------------------------------------------
Equity Income            Long-term growth of capital  Equity securities of large and   J.P. Morgan
                         and income.                  medium-sized dividend-paying     Investment Management
                                                      U.S. companies.                  Inc.
------------------------------------------------------------------------------------------------------------
Growth LT                Long-term growth of capital  Equity securities of a large     Janus Capital
                         consistent with the          number of companies of any       Corporation
                         preservation of capital.     size.
------------------------------------------------------------------------------------------------------------
Mid-Cap Value            Capital appreciation.        Equity securities of medium-     Lazard Asset
                                                      sized U.S. companies believed    Management
                                                      to be undervalued.
------------------------------------------------------------------------------------------------------------
Equity Index             Investment results that      Equity securities of companies   Mercury Asset
                         correspond to the total      that are included in the         Management US
                         return of common stocks      Standard & Poor's 500 Composite
                         publicly traded in the U.S.  Stock Price Index.
------------------------------------------------------------------------------------------------------------
Small-Cap Index          Investment results that      Equity securities of companies   Mercury Asset
                         correspond to the total      that are included in the         Management US
                         return of an index of small  Russell 2000 Small Stock Index.
                         capitalization companies.
------------------------------------------------------------------------------------------------------------
REIT                     Current income and long-     Equity securities of real        Morgan Stanley Asset
                         term capital appreciation.   estate investment trusts.        Management
------------------------------------------------------------------------------------------------------------
International Value      Long-term capital            Equity securities of companies   Morgan Stanley Asset
 (formerly called        appreciation primarily       of any size located in           Management
 International)          through investment in        developed countries outside of
                         equity securities of         the U.S.
                         corporations domiciled in
                         countries other than the
                         United States.
------------------------------------------------------------------------------------------------------------
Government Securities    Maximize total return        Fixed income securities that     Pacific Investment
                         consistent with prudent      are issued or guaranteed by the  Management Company
                         investment management.       U.S. government, its
                                                      agencies or government-
                                                      sponsored enterprises.
------------------------------------------------------------------------------------------------------------
Managed Bond             Maximize total return        Medium and high-quality fixed    Pacific Investment
                         consistent with prudent      income securities with varying   Management Company
                         investment management.       terms to maturity.
------------------------------------------------------------------------------------------------------------
Money Market             Current income consistent    Highest quality money market     Pacific Life
                         with preservation of         instruments believed to have
                         capital.                     limited credit risk.
------------------------------------------------------------------------------------------------------------
High Yield Bond          High level of current        Fixed income securities with     Pacific Life
                         income.                      lower and medium-quality credit
                                                      ratings and intermediate to
                                                      long terms to maturity.
------------------------------------------------------------------------------------------------------------
Large-Cap Value          Long-term growth of          Equity securities of large U.S.  Salomon Brothers
                         capital. Current income is   companies.                       Asset Management Inc
                         of secondary importance.

                                                                                                           3

ILLUSTRATIONS
                                                    ----------------------------------------------------------------------------

                                                    Illustration 1
                                                    Death benefit Option A and guideline premium test at current cost of insurance rates
                                                    Based on average annual advisory fees and expenses of the portfolios

                                                    DEATH BENEFIT OPTION:A
                                                    GUIDELINE PREMIUM TEST
                                                    FACE AMOUNT:$412,380
                                                    MALE SELECT NONSMOKER ISSUE AGE 45
                                                    ANNUAL PREMIUM:$10,000

                                                   -----------------------------------------------------------------------------
Flexible premium                                                Total
variable universal life                                         premiums
Illustration of death benefits, accumulated        End of       paid plus         End of year DEATH BENEFIT assuming
values and net cash surrender values.              Policy       interest at       hypothetical gross annual investment return of
                                                   Year            5%                0%                6%                 12%
All premium payments are illustrated as if         -----------------------------------------------------------------------------
made at the beginning of the policy year.           1            $10,500          $412,380          $412,380            $412,380
                                                    2            $21,525          $412,380          $412,380            $412,380
This illustration assumes no Policy loans or        3            $33,101          $412,380          $412,380            $412,380
partial withdrawals have been made.                 4            $45,256          $412,380          $412,380            $412,380
                                                    5            $58,019          $412,380          $412,380            $412,380
The death benefits, accumulated values              6            $71,420          $412,380          $412,380            $412,380
and cash surrender values will differ if            7            $85,491          $412,380          $412,380            $412,380
premiums are paid in different amounts or           8           $100,266          $412,380          $412,380            $412,380
frequencies.                                        9           $115,779          $412,380          $412,380            $412,380
                                                   10           $132,068          $412,380          $412,380            $412,380
The hypothetical investment rates shown            15           $226,575          $412,380          $412,380            $412,380
above and elsewhere in this prospectus             20           $347,192          $412,380          $412,380            $647,802
are illustrative only and should not be            25           $501,134          $412,380          $442,854          $1,105,749
interpreted as a representation of past or         30           $697,607          $412,380          $576,770          $1,778,375
future investment results. Actual rates of         35           $948,362          $412,380          $778,026          $3,000,422
return may be more or less than those              -----------------------------------------------------------------------------
shown and will depend on a number of                         End of year                        End of year
factors, including the investment                            ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
allocations made to variable accounts by            End of   assuming hypothetical gross        assuming hypothetical gross
the owner and the experience of the                 policy   annual investment return of        annual investment return of
accounts. No representation can be made             year        0%         6%          12%          0%         6%         12%
by us, the separate account or the                 -----------------------------------------------------------------------------
underlying funds that these hypothetical             1         $7,035     $7,516       $7,998     $6,260     $6,741       $7,224
rates of return can be achieved for any              2        $13,909    $15,309      $16,769    $13,220    $14,620      $16,080
one year or sustained over any period of             3        $20,629    $23,398      $26,405    $20,027    $22,795      $25,803
time.                                                4        $27,229    $31,845      $37,058    $26,713    $31,329      $36,542
                                                     5        $33,735    $40,688      $48,855    $33,305    $40,257      $48,425
This is an illustration only. An illustration        6        $40,154    $49,954      $61,934    $39,810    $49,609      $61,590
is not intended to predict actual                    7        $46,491    $59,670      $76,445    $46,233    $59,412      $76,186
performance. Interest rates, dividends,              8        $52,743    $69,858      $92,545    $52,571    $69,686      $92,373
and values set forth in the illustration are not     9        $58,907    $80,539     $110,415    $58,820    $80,453     $110,329
guaranteed.                                         10        $64,971    $91,731     $130,246    $64,971    $91,731     $130,246
                                                    15       $101,801   $165,907     $279,075   $101,801   $165,907     $279,075
                                                    20       $134,173   $259,791     $530,985   $134,173   $259,791     $530,985
                                                    25       $161,740   $381,771     $953,231   $161,740   $381,771     $953,231
                                                    30       $182,966   $539,038   $1,662,032   $182,966   $539,038   $1,662,032
                                                    35       $196,360   $740,977   $2,857,544   $196,360   $740,977   $2,857,544
                                                    ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                Illustration 2
                                                Death benefit Option A and guideline premium test at guaranteed cost of insurance rates
                                                Based on average annual advisory fees and expenses of the portfolios

                                                DEATH BENEFIT OPTION:A
                                                GUIDELINE PREMIUM TEST
                                                FACE AMOUNT:$412,380
                                                MALE SELECT NONSMOKER ISSUE AGE 45
                                                ANNUAL PREMIUM:$10,000

                                                ----------------------------------------------------------------------------
Flexible premium                                          Total
variable universal life                                   premiums
Illustration of death benefits, accumulated     End of    paid plus       End of year DEATH BENEFIT assuming
values and net cash surrender values.           policy    interest at     hypothetical gross annual investment return of
                                                year         5%               0%                 6%                   12%
All premium payments are illustrated as if      ----------------------------------------------------------------------------
made at the beginning of the policy year.        1         $10,500        $412,380            $412,380              $412,380
                                                 2         $21,525        $412,380            $412,380              $412,380
This illustration assumes no policy loans or     3         $33,101        $412,380            $412,380              $412,380
partial withdrawals have been made.              4         $45,256        $412,380            $412,380              $412,380
                                                 5         $58,019        $412,380            $412,380              $412,380
*Additional payment will be required to          6         $71,420        $412,380            $412,380              $412,380
prevent policy termination.                      7         $85,491        $412,380            $412,380              $412,380
                                                 8        $100,266        $412,380            $412,380              $412,380
The death benefits, accumulated values           9        $115,779        $412,380            $412,380              $412,380
and cash surrender values will differ if        10        $132,068        $412,380            $412,380              $412,380
premiums are paid in different amounts or       15        $226,575        $412,380            $412,380              $412,380
frequencies.                                    20        $347,192        $412,380            $412,380              $477,613
                                                25        $501,134        $412,380            $412,380              $816,746
The hypothetical investment rates shown         30        $697,607        $412,380            $412,380            $1,304,507
above and elsewhere in this prospectus          35        $948,362              $0*           $464,259            $2,182,923
are illustrative only and should not be         ----------------------------------------------------------------------------
interpreted as a representation of past or               End of year                        End of year
future investment results. Actual rates of               ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
return may be more or less than those           End of   assuming hypothetical gross        assuming hypothetical gross
shown and will depend on a number of            policy   annual investment return of        annual investment return of
factors, including the investment               year       0%          6%          12%         0%          6%         12%
allocations made to variable accounts by        ----------------------------------------------------------------------------
the owner and the experience of the              1        $5,458      $5,890       $6,323    $4,684      $5,115       $5,548
accounts. No representation can be made          2       $10,724     $11,929      $13,190   $10,036     $11,241      $12,502
by us, the separate account or the               3       $15,791     $18,119      $20,655   $15,189     $17,517      $20,053
underlying funds that these hypothetical         4       $20,657     $24,469      $28,801   $20,141     $23,953      $28,285
rates of return can be achieved for any          5       $25,319     $30,994      $37,709   $24,889     $30,564      $37,279
one year or sustained over any period of         6       $29,779     $37,700      $47,466   $29,435     $37,356      $47,122
time.                                            7       $34,008     $44,570      $58,147   $33,749     $44,312      $57,889
                                                 8       $37,984     $51,595      $69,850   $37,811     $51,423      $69,678
This is an illustration only. An illustration    9       $41,679     $58,762      $82,681   $41,593     $58,676      $82,595
is not intended to predict actual               10       $45,064     $66,054      $96,760   $45,064     $66,054      $96,760
performance. Interest rates, dividends, and     15       $65,679    $114,855     $204,537   $65,679    $114,855     $204,537
values set forth in the illustration are not    20       $74,945    $170,762     $391,486   $74,945    $170,762     $391,486
guaranteed.                                     25       $64,979    $235,798     $704,091   $64,979    $235,798     $704,091
                                                30       $18,879    $318,467   $1,219,165   $18,879    $318,467   $1,219,165
                                                35            $0*   $442,152   $2,078,974        $0*   $442,152   $2,078,974
                                                ----------------------------------------------------------------------------
                                                                                                                           5

ILLUSTRATIONS
                                                -----------------------------------------------------------------------------

                                                Illustration 3
                                                Death benefit Option B and guideline premium test at current cost of insurance rates
                                                Based on average annual advisory fees and expenses of the portfolios

                                                DEATH BENEFIT OPTION:B
                                                GUIDELINE PREMIUM TEST
                                                FACE AMOUNT:$178,625
                                                MALE SELECT NONSMOKER ISSUE AGE 45
                                                ANNUAL PREMIUM:$10,000

                                                -----------------------------------------------------------------------------
Flexible premium                                             Total
variable universal life                                      premiums
Illustration of death benefits, accumulated     End of       paid plus         End of year DEATH BENEFIT assuming
values and net cash surrender values.           policy       interest at       hypothetical gross annual investment return of
                                                year             5%               0%                6%                12%
All premium payments are illustrated as if      -----------------------------------------------------------------------------
made at the beginning of the policy year.        1             $10,500         $186,470          $186,977            $187,485
                                                 2             $21,525         $194,184          $195,685            $197,249
This illustration assumes no policy loans or     3             $33,101         $201,768          $204,773            $208,029
partial withdrawals have been made.              4             $45,256         $209,258          $214,297            $219,973
                                                 5             $58,019         $216,664          $224,285            $233,216
The death benefits, accumulated values           6             $71,420         $223,988          $234,765            $247,903
and cash surrender values will differ if         7             $85,491         $231,234          $245,762            $264,197
premiums are paid in different amounts or        8            $100,266         $238,397          $257,300            $282,273
frequencies.                                     9            $115,779         $245,478          $269,405            $302,324
                                                10            $132,068         $252,470          $282,099            $324,563
The hypothetical investment rates shown         15            $226,575         $291,062          $361,285            $484,797
above and elsewhere in this prospectus          20            $347,192         $325,939          $460,454            $752,808
are illustrative only and should not be         25            $501,134         $356,425          $584,360          $1,202,026
interpreted as a representation of past or      30            $697,607         $380,882          $737,928          $1,955,230
future investment results. Actual rates of      35            $948,362         $397,602          $927,361          $3,220,011
return may be more or less than those           -----------------------------------------------------------------------------
shown and will depend on a number of                     End of year                        End of year
factors, including the investment                        ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
allocations made to variable accounts by        End of   assuming hypothetical gross        assuming hypothetical gross
the owner and the experience of the             policy   annual investment return of        annual investment return of
accounts. No representation can be made         year        0%         6%          12%         0%         6%          12%
by us, the separate account or the              -----------------------------------------------------------------------------
underlying funds that these hypothetical         1         $7,845     $8,352       $8,860     $7,368     $7,876        $8,383
rates of return can be achieved for any          2        $15,559    $17,060      $18,624    $15,135    $16,637       $18,200
one year or sustained over any period of         3        $23,143    $26,148      $29,404    $22,772    $25,777       $29,033
time.                                            4        $30,633    $35,672      $41,348    $30,316    $35,354       $41,030
                                                 5        $38,039    $45,660      $54,591    $37,774    $45,395       $54,326
This is an illustration only. An illustration    6        $45,363    $56,140      $69,278    $45,152    $55,928       $69,066
is not intended to predict actual                7        $52,609    $67,137      $85,572    $52,450    $66,978       $85,413
performance. Interest rates, dividends, and      8        $59,772    $78,675     $103,648    $59,667    $78,570      $103,542
values set forth in the illustration are not     9        $66,853    $90,780     $123,699    $66,800    $90,727      $123,646
guaranteed.                                     10        $73,845   $103,474     $145,938    $73,845   $103,474      $145,938
                                                15       $112,437   $182,660     $306,172   $112,437   $182,660      $306,172
                                                20       $147,314   $281,829     $574,183   $147,314   $281,829      $574,183
                                                25       $177,800   $405,735   $1,023,401   $177,800   $405,735    $1,023,401
                                                30       $202,257   $559,303   $1,776,605   $202,257   $559,303    $1,776,605
                                                35       $218,977   $748,736   $3,041,386   $218,977   $748,736    $3,041,386
                                                -----------------------------------------------------------------------------

                                                 -----------------------------------------------------------------------------

                                                 Illustration 4
                                                 Death benefit Option B and guideline premium test at guaranteed cost of insurance rates
                                                 Based on average annual advisory fees and expenses of the portfolios

                                                 DEATH BENEFIT OPTION:B
                                                 GUIDELINE PREMIUM TEST
                                                 FACE AMOUNT:$178,625
                                                 MALE SELECT NONSMOKER ISSUE AGE 45
                                                 ANNUAL PREMIUM:$10,000

                                                 -----------------------------------------------------------------------------
Flexible premium                                              Total
variable universal life                                       premiums
Illustration of death benefits, accumulated      End of       paid plus         End of year DEATH BENEFIT assuming
values and net cash surrender values.            policy       interest at       hypothetical gross annual investment return of
                                                 year            5%                0%               6%                 12%
All premium payments are illustrated as if       -----------------------------------------------------------------------------
made at the beginning of the policy year.         1            $10,500          $185,772          $186,257            $186,743
                                                  2            $21,525          $192,763          $194,176            $195,648
This illustration assumes no policy loans or      3            $33,101          $199,593          $202,389            $205,427
partial withdrawals have been made.               4            $45,256          $206,278          $210,939            $216,202
                                                  5            $58,019          $212,820          $219,836            $228,076
The death benefits, accumulated values            6            $71,420          $219,215          $229,092            $241,163
and cash surrender values will differ if          7            $85,491          $225,450          $238,709            $255,580
premiums are paid in different amounts or         8           $100,266          $231,511          $248,691            $271,460
frequencies.                                      9           $115,779          $237,386          $259,042            $288,947
                                                 10           $132,068          $243,057          $269,760            $308,199
The hypothetical investment rates shown          15           $226,575          $273,452          $335,434            $445,393
above and elsewhere in this prospectus           20           $347,192          $296,480          $412,585            $668,808
are illustrative only and should not be          25           $501,134          $308,519          $499,906          $1,032,477
interpreted as a representation of past or       30           $697,607          $304,073          $593,499          $1,625,229
future investment results. Actual rates of       35           $948,362          $272,884          $682,523          $2,590,478
return may be more or less than those            -----------------------------------------------------------------------------
shown and will depend on a number of                      End of year                        End of year
factors, including the investment                         ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
allocations made to variable accounts by         End of   assuming hypothetical gross        assuming hypothetical gross
the owner and the experience of the              policy   annual investment return of        annual investment return of
accounts. No representation can be made          year         0%        6%          12%         0%         6%          12%
by us, the separate account or the               -----------------------------------------------------------------------------
underlying funds that these hypothetical          1         $7,147     $7,632       $8,118     $6,671     $7,155        $7,641
rates of return can be achieved for any           2        $14,138    $15,551      $17,023    $13,714    $15,127       $16,600
one year or sustained over any period of time.    3        $20,968    $23,764      $26,802    $20,597    $23,394       $26,431
                                                  4        $27,653    $32,314      $37,577    $27,335    $31,997       $37,260
This is an illustration only. An illustration is  5        $34,195    $41,211      $49,451    $33,930    $40,947       $49,186
not intended to predict actual                    6        $40,590    $50,467      $62,538    $40,379    $50,255       $62,326
performance. Interest rates, dividends, and       7        $46,825    $60,084      $76,955    $46,666    $59,925       $76,796
values set forth in the illustration are not      8        $52,886    $70,066      $92,835    $52,780    $69,960       $92,729
guaranteed.                                       9        $58,761    $80,417     $110,322    $58,708    $80,364      $110,269
                                                 10        $64,432    $91,135     $129,574    $64,432    $91,135      $129,574
                                                 15        $94,827   $156,809     $266,768    $94,827   $156,809      $266,768
                                                 20       $117,855   $233,960     $490,183   $117,855   $233,960      $490,183
                                                 25       $129,894   $321,281     $853,852   $129,894   $321,281      $853,852
                                                 30       $125,448   $414,874   $1,446,604   $125,448   $414,874    $1,446,604
                                                 35        $94,259   $503,898   $2,411,853    $94,259   $503,898    $2,411,853
                                                 -----------------------------------------------------------------------------
                                                                                                                             7

ILLUSTRATIONS
                                                 ----------------------------------------------------------------------------

                                                 Illustration 5
                                                 Death benefit Option C and guideline premium test at current cost of insurance rates
                                                 Based on average annual advisory fees and expenses of the portfolios

                                                 DEATH BENEFIT OPTION:C
                                                 GUIDELINE PREMIUM TEST
                                                 FACE AMOUNT:$412,380
                                                 MALE SELECT NONSMOKER ISSUE AGE 45
                                                 ANNUAL PREMIUM:$10,000

                                                 ----------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
Illustration of death benefits, accumulated      End of    paid plus       End of year DEATH BENEFIT assuming
values and net cash surrender values.            policy    interest at     hypothetical gross annual investment return of
                                                 year         5%              0%                 6%                    12%
All premium payments are illustrated as if       ----------------------------------------------------------------------------
made at the beginning of the policy year.         1         $10,500        $422,380           $422,380               $422,380
                                                  2         $21,525        $432,380           $432,380               $432,380
This illustration assumes no policy loans or      3         $33,101        $442,380           $442,380               $442,380
partial withdrawals have been made.               4         $45,256        $452,380           $452,380               $452,380
                                                  5         $58,019        $462,380           $462,380               $462,380
The death benefits, accumulated values and        6         $71,420        $472,380           $472,380               $472,380
cash surrender values will differ if premiums     7         $85,491        $482,380           $482,380               $482,380
are paid in different amounts or frequencies.     8        $100,266        $492,380           $492,380               $492,380
                                                  9        $115,779        $502,380           $502,380               $502,380
The hypothetical investment rates shown above    10        $132,068        $512,380           $512,380               $512,380
and elsewhere in this prospectus are             15        $226,575        $562,380           $562,380               $562,380
illustrative only and should not be              20        $347,192        $612,380           $612,380               $633,917
interpreted as a representation of past or       25        $501,134        $662,380           $662,380             $1,083,604
future investment results. Actual rate's of      30        $697,607        $712,380           $712,380             $1,744,103
return may be more or less than those shown      35        $948,362        $762,380           $762,380             $2,943,868
and will depend on a number of factors,          ----------------------------------------------------------------------------
including the investment allocations made to              End of year                        End of year
variable accounts by the owner and the                    ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
experience of the accounts. No                   End of   assuming hypothetical gross        assuming hypothetical gross
representation can be made by us, the            policy   annual investment return of        annual investment return of
separate account or the underlying funds that    year         0%         6%          12%         0%         6%          12%
these hypothetical rates of return can be        ----------------------------------------------------------------------------
achieved for any one year or sustained over       1         $7,028     $7,509       $7,992     $6,254     $6,735       $7,217
any period of time.                               2        $13,886    $15,285      $16,743    $13,197    $14,596      $16,055
                                                  3        $20,576    $23,341      $26,344    $19,973    $22,738      $25,742
This is an illustration only. An                  4        $27,129    $31,736      $36,940    $26,612    $31,220      $36,423
illustration is not intended to predict           5        $33,570    $40,505      $48,654    $33,139    $40,075      $48,224
actual performance. Interest rates,               6        $39,904    $49,673      $61,620    $39,560    $49,329      $61,275
dividends, and values set forth in the            7        $46,137    $59,265      $75,981    $45,878    $59,007      $75,723
illustration are not guaranteed.                  8        $52,259    $69,296      $91,890    $52,087    $69,123      $91,718
                                                  9        $58,266    $79,782     $109,515    $58,180    $79,696     $109,429
                                                 10        $64,140    $90,733     $129,038    $64,140    $90,733     $129,038
                                                 15        $99,002   $162,350     $274,447    $99,002   $162,350     $274,447
                                                 20       $126,464   $249,437     $519,604   $126,464   $249,437     $519,604
                                                 25       $143,690   $356,280     $934,142   $143,690   $356,280     $934,142
                                                 30       $143,821   $488,630   $1,630,003   $143,821   $488,630   $1,630,003
                                                 35       $116,534   $659,422   $2,803,684   $116,534   $659,422   $2,803,684
                                                 ----------------------------------------------------------------------------

                                                      ---------------------------------------------------------------------------

                                                      Illustration 6
                                                      Death benefit Option C and guideline premium test at guaranteed cost of insurance rates
                                                      Based on average annual advisory fees and expenses of the portfolios

                                                      DEATH BENEFIT OPTION:C
                                                      GUIDELINE PREMIUM TEST
                                                      FACE AMOUNT:$412,380
                                                      MALE SELECT NONSMOKER ISSUE AGE 45
                                                      ANNUAL PREMIUM:$10,000

                                                      ---------------------------------------------------------------------------
Flexible premium                                                Total
variable universal life                                         premiums
Illustration of death benefits, accumulated           End of    paid plus       End of year DEATH BENEFIT assuming
values and net cash surrender values.                 policy    interest at     hypothetical gross annual investment return of
                                                      year         5%               0%                 6%                  12%
All premium payments are illustrated as if            ---------------------------------------------------------------------------
made at the beginning of the policy year.              1         $10,500        $422,380            $422,380             $422,380
                                                       2         $21,525        $432,380            $432,380             $432,380
This illustration assumes no policy loans or           3         $33,101        $442,380            $442,380             $442,380
partial withdrawals have been made.                    4         $45,256        $452,380            $452,380             $452,380
                                                       5         $58,019        $462,380            $462,380             $462,380
*Additional payment will be required to                6         $71,420        $472,380            $472,380             $472,380
prevent policy termination.                            7         $85,491        $482,380            $482,380             $482,380
                                                       8        $100,266        $492,380            $492,380             $492,380
The death benefits, accumulated values                 9        $115,779        $502,380            $502,380             $502,380
and cash surrender values will differ if              10        $132,068        $512,380            $512,380             $512,380
premiums are paid in different amounts or             15        $226,575        $562,380            $562,380             $562,380
frequencies.                                          20        $347,192        $612,380            $612,380             $612,380
                                                      25        $501,134              $0*           $662,380             $668,168
The hypothetical investment rates shown               30        $697,607              $0*           $712,380           $1,079,238
above and elsewhere in this prospectus                35        $948,362              $0*                 $0*          $1,817,210
are illustrative only and should not be               ---------------------------------------------------------------------------
interpreted as a representation of past or                    End of year                         End of year
future investment results. Actual rates of                    ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
return may be more or less than those                 End of  assuming hypothetical gross         assuming hypothetical gross
shown and will depend on a number of                  policy  annual investment return of         annual investment return of
factors, including the investment                     year       0%         6%          12%          0%         6%         12%
allocations made to variable accounts by              ---------------------------------------------------------------------------
the owner and the experience of the                    1       $5,413     $5,843        $6,275     $4,638     $5,068       $5,500
accounts. No representation  can be made               2      $10,581    $11,779       $13,033     $9,893    $11,090      $12,344
by us, the separate account or the                     3      $15,491    $17,797       $20,311    $14,888    $17,195      $19,708
underlying funds that these hypothetical               4      $20,130    $23,893       $28,173    $19,613    $23,376      $27,656
rates of return can be achieved for any                5      $24,483    $30,065       $36,678    $24,053    $29,635      $36,247
one year or sustained over any period of               6      $28,543    $36,302       $45,885    $28,199    $35,958      $45,541
time.                                                  7      $32,262    $42,563       $55,836    $32,004    $42,305      $55,578
                                                       8      $35,603    $48,812       $66,586    $35,431    $48,640      $66,414
This is an illustration only. An illustration is       9      $38,514    $55,002       $78,191    $38,428    $54,916      $78,105
not intended to predict                               10      $40,939    $61,077       $90,709    $40,939    $61,077      $90,709
actual performance. Interest rates, dividends, and    15      $53,098    $98,497      $182,744    $53,098    $98,497     $182,744
values set forth in the illustration are not          20      $43,442   $126,784      $328,127    $43,442   $126,784     $328,127
guaranteed.                                           25           $0*  $126,496      $576,007         $0*  $126,496     $576,007
                                                      30           $0*   $51,115    $1,008,634         $0*   $51,115   $1,008,634
                                                      35           $0*        $0*   $1,730,676         $0*        $0*  $1,730,676
                                                      ---------------------------------------------------------------------------
                                                                                                                                9

ILLUSTRATIONS
                                                      ----------------------------------------------------------------------------

                                                      Illustration 7
                                                      Death benefit Option A and cash value accumulation test at current cost of insurance rates
                                                      Based on average annual advisory fees and expenses of the portfolios

                                                      DEATH BENEFIT OPTION:A
                                                      CASH VALUE ACCUMULATION TEST
                                                      FACE AMOUNT:$412,380
                                                      MALE SELECT NONSMOKER ISSUE AGE 45
                                                      ANNUAL PREMIUM:$10,000

                                                      ----------------------------------------------------------------------------
Flexible premium                                                 Total
variable universal life                                          premiums
Illustration of death benefits, accumulated           End of     paid plus        End of year DEATH BENEFIT assuming
values and net cash surrender values.                 policy     interest at      hypothetical gross annual investment return of
                                                      year          5%               0%                6%                   12%
All premium payments are illustrated as if            ----------------------------------------------------------------------------
made at the beginning of the policy year.              1          $10,500         $412,380           $412,380             $412,380
                                                       2          $21,525         $412,380           $412,380             $412,380
This illustration assumes no policy loans              3          $33,101         $412,380           $412,380             $412,380
or partial withdrawals have been made.                 4          $45,256         $412,380           $412,380             $412,380
                                                       5          $58,019         $412,380           $412,380             $412,380
The death benefits, accumulated values                 6          $71,420         $412,380           $412,380             $412,380
and cash surrender values will differ if               7          $85,491         $412,380           $412,380             $412,380
premiums are paid in different amounts or              8         $100,266         $412,380           $412,380             $412,380
frequencies.                                           9         $115,779         $412,380           $412,380             $412,380
                                                      10         $132,068         $412,380           $412,380             $412,380
The hypothetical investment rates shown               15         $226,575         $412,380           $412,380             $565,455
above and elsewhere in this prospectus                20         $347,192         $412,380           $465,243             $934,668
are illustrative only and should not be               25         $501,134         $412,380           $601,814           $1,471,043
interpreted as a representation of past or            30         $697,607         $412,380           $750,597           $2,263,686
future investment results. Actual rates of            35         $948,362         $412,380           $922,239           $3,470,471
return may be more or less than those                 ----------------------------------------------------------------------------
shown and will depend on a number of                           End of year                        End of year
factors, including the investment                              ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
allocations made to variable accounts by              End of   assuming hypothetical gross        assuming hypothetical gross
the owner and the experience of the                   policy   annual investment return of        annual investment return of
accounts. No representation can be made               year        0%         6%          12%          0%         6%         12%
by us, the separate account or the                    ----------------------------------------------------------------------------
underlying funds that these hypothetical               1         $7,035     $7,516       $7,998     $6,260     $6,741       $7,224
rates of return can be achieved for any                2        $13,909    $15,309      $16,769    $13,220    $14,620      $16,080
one year or sustained over any period of time.         3        $20,629    $23,398      $26,405    $20,027    $22,795      $25,803
                                                       4        $27,229    $31,845      $37,058    $26,713    $31,329      $36,542
This is an illustration only. An illustration is       5        $33,735    $40,688      $48,855    $33,305    $40,257      $48,425
not intended to predict actual                         6        $40,154    $49,954      $61,934    $39,810    $49,609      $61,590
performance. Interest rates, dividends, and            7        $46,491    $59,670      $76,445    $46,233    $59,412      $76,186
values set forth in the illustration are not           8        $52,743    $69,858      $92,545    $52,571    $69,686      $92,373
guaranteed.                                            9        $58,907    $80,539     $110,415    $58,820    $80,453     $110,329
                                                      10        $64,971    $91,731     $130,246    $64,971    $91,731     $130,246
                                                      15       $101,801   $165,907     $278,232   $101,801   $165,907     $278,232
                                                      20       $134,173   $259,407     $521,147   $134,173   $259,407     $521,147
                                                      25       $161,740   $375,148     $916,991   $161,740   $375,148     $916,991
                                                      30       $182,966   $516,113   $1,556,519   $182,966   $516,113   $1,556,519
                                                      35       $196,360   $686,847   $2,584,671   $196,360   $686,847   $2,584,671
                                                      ----------------------------------------------------------------------------

                                                      ----------------------------------------------------------------------------

                                                      Illustration 8
                                                      Death benefit Option A and cash value accumulation test at guaranteed cost of insurance rates
                                                      Based on average annual advisory fees and expenses of the portfolios

                                                      DEATH BENEFIT OPTION:A
                                                      CASH VALUE ACCUMULATION TEST
                                                      FACE AMOUNT:$412,380
                                                      MALE SELECT NONSMOKER ISSUE AGE 45
                                                      ANNUAL PREMIUM:$10,000

                                                      ----------------------------------------------------------------------------
Flexible premium                                                Total
variable universal life                                         premiums
Illustration of death benefits, accumulated           End of    paid plus       End of year DEATH BENEFIT assuming
values and net cash surrender values.                 policy    interest at     hypothetical gross annual investment return of
                                                      year         5%              0%                   6%                  12%
All premium payments are illustrated as if            ----------------------------------------------------------------------------
made at the beginning of the policy year.              1         $10,500        $412,380             $412,380             $412,380
                                                       2         $21,525        $412,380             $412,380             $412,380
This illustration assumes no policy loans or           3         $33,101        $412,380             $412,380             $412,380
partial withdrawals have been made.                    4         $45,256        $412,380             $412,380             $412,380
                                                       5         $58,019        $412,380             $412,380             $412,380
*Additional payment will be required to                6         $71,420        $412,380             $412,380             $412,380
prevent policy termination.                            7         $85,491        $412,380             $412,380             $412,380
                                                       8        $100,266        $412,380             $412,380             $412,380
The death benefits, accumulated values                 9        $115,779        $412,380             $412,380             $412,380
and cash surrender values will differ if              10        $132,068        $412,380             $412,380             $412,380
premiums are paid in different amounts or             15        $226,575        $412,380             $412,380             $415,683
frequencies.                                          20        $347,192        $412,380             $412,380             $674,455
                                                      25        $501,134        $412,380             $412,380           $1,011,430
The hypothetical investment rates shown               30        $697,607        $412,380             $456,727           $1,450,023
above and elsewhere in this prospectus                35        $948,362              $0*            $528,323           $2,016,018
are illustrative only and should not be               ----------------------------------------------------------------------------
interpreted as a representation of past or                     End of year                        End of year
future investment results. Actual rates of                     ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
return may be more or less than those                 End of   assuming hypothetical gross        assuming hypothetical gross
shown and will depend on a number of                  policy   annual investment return of        annual investment return of
factors, including the investment                     year        0%         6%          12%         0%          6%          12%
allocations made to variable accounts by              ----------------------------------------------------------------------------
the owner and the experience of the                    1        $5,458      $5,890       $6,323    $4,684      $5,115       $5,548
accounts. No representation can be made                2       $10,724     $11,929      $13,190   $10,036     $11,241      $12,502
by us, the separate account or the                     3       $15,791     $18,119      $20,655   $15,189     $17,517      $20,053
underlying funds that these hypothetical               4       $20,657     $24,469      $28,801   $20,141     $23,953      $28,285
rates of return can be achieved for any                5       $25,319     $30,994      $37,709   $24,889     $30,564      $37,279
one year or sustained over any period of               6       $29,779     $37,700      $47,466   $29,435     $37,356      $47,122
time.                                                  7       $34,008     $44,570      $58,147   $33,749     $44,312      $57,889
                                                       8       $37,984     $51,595      $69,850   $37,811     $51,423      $69,678
This is an illustration only. An illustration is       9       $41,679     $58,762      $82,681   $41,593     $58,676      $82,595
not intended to predict actual                        10       $45,064     $66,054      $96,760   $45,064     $66,054      $96,760
performance. Interest rates, dividends, and           15       $65,679    $114,855     $204,537   $65,679    $114,855     $204,537
values set forth in the illustration are not          20       $74,945    $170,762     $376,059   $74,945    $170,762     $376,059
guaranteed.                                           25       $64,979    $235,798     $630,486   $64,979    $235,798     $630,486
                                                      30       $18,879    $314,047     $997,041   $18,879    $314,047     $997,041
                                                      35            $0*   $393,474   $1,501,451        $0*   $393,474   $1,501,451
                                                      ----------------------------------------------------------------------------
                                                                                                                                11

ILLUSTRATIONS
                                                      ----------------------------------------------------------------------------

                                                      Illustration 9
                                                      Death benefit Option B and cash value accumulation test at current cost of insurance rates
                                                      Based on average annual advisory fees and expenses of the portfolios

                                                      DEATH BENEFIT OPTION:B
                                                      CASH VALUE ACCUMULATION TEST
                                                      FACE AMOUNT:$178,625
                                                      MALE SELECT NONSMOKER ISSUE AGE 45
                                                      ANNUAL PREMIUM:$10,000

                                                      ----------------------------------------------------------------------------
Flexible premium                                                Total
variable universal life                                         premiums
Illustration of death benefits, accumulated           End of    paid plus         End of year DEATH BENEFIT assuming
values and net cash surrender values.                 policy    interest at       hypothetical gross annual investment return of
                                                      year         5%                0%                  6%                 12%
All premium payments are illustrated as if            ----------------------------------------------------------------------------
made at the beginning of the policy year.              1         $10,500          $186,470            $186,977            $187,485
                                                       2         $21,525          $194,184            $195,685            $197,249
This illustration assumes no policy loans or           3         $33,101          $201,768            $204,773            $208,029
partial withdrawals have been made.                    4         $45,256          $209,258            $214,297            $219,973
                                                       5         $58,019          $216,664            $224,285            $233,216
The death benefits, accumulated values                 6         $71,420          $223,988            $234,765            $247,903
and cash surrender values will differ if               7         $85,491          $231,234            $245,762            $264,197
premiums are paid in different amounts or              8        $100,266          $238,397            $257,300            $282,273
frequencies.                                           9        $115,779          $245,478            $269,405            $302,324
                                                      10        $132,068          $252,470            $282,099            $339,649
The hypothetical investment rates shown               15        $226,575          $291,062            $371,179            $619,269
above and elsewhere in this prospectus                20        $347,192          $325,939            $503,892          $1,013,048
are illustrative only and should not be               25        $501,134          $356,425            $644,896          $1,586,101
interpreted as a representation of past or            30        $697,607          $380,882            $798,950          $2,433,751
future investment results. Actual rates of            35        $948,362          $397,602            $977,196          $3,725,023
return may be more or less than those                 ----------------------------------------------------------------------------
shown and will depend on a number of                           End of year                        End of year
factors, including the investment                              ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
allocations made to variable accounts by              End of   assuming hypothetical gross        assuming hypothetical gross
the owner and the experience of the                   policy   annual investment return of        annual investment return of
accounts. No representation can be made               year        0%          6%         12%          0%         6%         12%
by us, the separate account or the                    ----------------------------------------------------------------------------
underlying funds that these hypothetical               1         $7,845     $8,352       $8,860     $7,368     $7,876       $8,383
rates of return can be achieved for                    2        $15,559    $17,060      $18,624    $15,135    $16,637      $18,200
any one year or sustained over any period of           3        $23,143    $26,148      $29,404    $22,772    $25,777      $29,033
time.                                                  4        $30,633    $35,672      $41,348    $30,316    $35,354      $41,030
                                                       5        $38,039    $45,660      $54,591    $37,774    $45,395      $54,326
This is an illustration only. An illustration is       6        $45,363    $56,140      $69,278    $45,152    $55,928      $69,066
not intended to predict actual                         7        $52,609    $67,137      $85,572    $52,450    $66,978      $85,413
performance. Interest rates, dividends, and            8        $59,772    $78,675     $103,648    $59,667    $78,570     $103,542
values set forth in the illustration are not           9        $66,853    $90,780     $123,699    $66,800    $90,727     $123,646
guaranteed.                                           10        $73,845   $103,474     $145,926    $73,845   $103,474     $145,926
                                                      15       $112,437   $182,638     $304,712   $112,437   $182,638     $304,712
                                                      20       $147,314   $280,957     $564,849   $147,314   $280,957     $564,849
                                                      25       $177,800   $402,003     $988,714   $177,800   $402,003     $988,714
                                                      30       $202,257   $549,361   $1,673,456   $202,257   $549,361   $1,673,456
                                                      35       $218,977   $727,777   $2,774,251   $218,977   $727,777   $2,774,251
                                                      ----------------------------------------------------------------------------

                                                      ----------------------------------------------------------------------------

                                                      Illustration 10
                                                      Death benefit Option B and cash value accumulation test at guaranteed cost of insurance rates
                                                      Based on average annual advisory fees and expenses of the portfolios

                                                      DEATH BENEFIT OPTION:B
                                                      CASH VALUE ACCUMULATION TEST
                                                      FACE AMOUNT:$178,625
                                                      MALE SELECT NONSMOKER ISSUE AGE 45
                                                      ANNUAL PREMIUM:$10,000

                                                      ----------------------------------------------------------------------------
Flexible premium                                                Total
variable universal life                                         premiums
Illustration of death benefits, accumulated           End of    paid plus        End of year DEATH BENEFIT assuming
values and net cash surrender values.                 policy    interest at      hypothetical gross annual investment return of
                                                      year         5%               0%                  6%                  12%
All premium payments are illustrated as if            ----------------------------------------------------------------------------
made at the beginning of the policy year.              1         $10,500         $185,772            $186,257             $186,743
                                                       2         $21,525         $192,763            $194,176             $195,648
This illustration assumes no policy loans or           3         $33,101         $199,593            $202,389             $205,427
partial withdrawals have been made.                    4         $45,256         $206,278            $210,939             $216,202
                                                       5         $58,019         $212,820            $219,836             $228,076
The death benefits, accumulated values                 6         $71,420         $219,215            $229,092             $241,163
and cash surrender values will differ if               7         $85,491         $225,450            $238,709             $255,580
premiums are paid in different amounts or              8        $100,266         $231,511            $248,691             $271,460
frequencies.                                           9        $115,779         $237,386            $259,042             $288,947
                                                      10        $132,068         $243,057            $269,760             $308,199
The hypothetical investment rates shown               15        $226,575         $273,452            $335,434             $535,254
above and elsewhere in this prospectus                20        $347,192         $296,480            $419,396             $837,816
are illustrative only and should not be               25        $501,134         $308,519            $512,418           $1,233,595
interpreted as a representation of past or            30        $697,607         $304,073            $596,383           $1,750,023
future investment results. Actual rates of            35        $948,362         $272,884            $676,066           $2,417,308
return may be more or less than those                 ----------------------------------------------------------------------------
shown and will depend on a number of                           End of year                        End of year
factors, including the investment                              ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
allocations made to variable accounts by              End of   assuming hypothetical gross        assuming hypothetical gross
the owner and the experience of the                   policy   annual investment return of        annual investment return of
accounts. No representation can be made               year        0%         6%          12%         0%         6%          12%
by us, the separate account or the                    ----------------------------------------------------------------------------
underlying funds that these hypothetical               1         $7,147     $7,632       $8,118     $6,671     $7,155       $7,641
rates of return can be achieved for any                2        $14,138    $15,551      $17,023    $13,714    $15,127      $16,600
one year or sustained over any period of               3        $20,968    $23,764      $26,802    $20,597    $23,394      $26,431
time.                                                  4        $27,653    $32,314      $37,577    $27,335    $31,997      $37,260
                                                       5        $34,195    $41,211      $49,451    $33,930    $40,947      $49,186
This is an illustration only. An illustration is       6        $40,590    $50,467      $62,538    $40,379    $50,255      $62,326
not intended to predict actual                         7        $46,825    $60,084      $76,955    $46,666    $59,925      $76,796
performance. Interest rates, dividends, and            8        $52,886    $70,066      $92,835    $52,780    $69,960      $92,729
values set forth in the illustration are not           9        $58,761    $80,417     $110,322    $58,708    $80,364     $110,269
guaranteed.                                           10        $64,432    $91,135     $129,574    $64,432    $91,135     $129,574
                                                      15        $94,827   $156,809     $263,372    $94,827   $156,809     $263,372
                                                      20       $117,855   $233,845     $467,145   $117,855   $233,845     $467,145
                                                      25       $129,894   $319,421     $768,975   $129,894   $319,421     $768,975
                                                      30       $125,448   $410,075   $1,203,322   $125,448   $410,075   $1,203,322
                                                      35        $94,259   $497,441   $1,800,316    $94,259   $497,441   $1,800,316
                                                      ----------------------------------------------------------------------------
                                                                                                                                13

ILLUSTRATIONS
                                                      ----------------------------------------------------------------------------

                                                      Illustration 11
                                                      Death benefit Option C and cash value accumulation test at current cost of insurance rates
                                                      Based on average annual advisory fees and expenses of the portfolios

                                                      DEATH BENEFIT OPTION:C
                                                      CASH VALUE ACCUMULATION TEST
                                                      FACE AMOUNT:$412,380
                                                      MALE SELECT NONSMOKER ISSUE AGE 45
                                                      ANNUAL PREMIUM:$10,000

                                                      ----------------------------------------------------------------------------
Flexible premium                                                Total
variable universal life                                         premiums
Illustration of death benefits, accumulated           End of    paid plus         End of year DEATH BENEFIT assuming
values and net cash surrender values.                 policy    interest at       hypothetical gross annual investment return of
                                                      year         5%                0%                 6%                  12%
All premium payments are illustrated as if            ----------------------------------------------------------------------------
made at the beginning of the policy year.              1         $10,500          $422,380           $422,380             $422,380
                                                       2         $21,525          $432,380           $432,380             $432,380
This illustration assumes no policy loans or           3         $33,101          $442,380           $442,380             $442,380
partial withdrawals have been made.                    4         $45,256          $452,380           $452,380             $452,380
                                                       5         $58,019          $462,380           $462,380             $462,380
The death benefits, accumulated values                 6         $71,420          $472,380           $472,380             $472,380
and cash surrender values will differ if               7         $85,491          $482,380           $482,380             $482,380
premiums are paid in different amounts or              8        $100,266          $492,380           $492,380             $492,380
frequencies.                                           9        $115,779          $502,380           $502,380             $502,380
                                                      10        $132,068          $512,380           $512,380             $512,380
The hypothetical investment rates shown               15        $226,575          $562,380           $562,380             $562,380
above and elsewhere in this prospectus                20        $347,192          $612,380           $612,380             $923,444
are illustrative only and should not be               25        $501,134          $662,380           $662,380           $1,454,567
interpreted as a representation of past or            30        $697,607          $712,380           $712,380           $2,239,334
future investment results. Actual rates of            35        $948,362          $762,380           $876,736           $3,434,020
return may be more or less than those                 ----------------------------------------------------------------------------
shown and will depend on a number of                           End of year                        End of year
factors, including the investment                              ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
allocations made to variable accounts by              End of   assuming hypothetical gross        assuming hypothetical gross
the owner and the experience of the                   policy   annual investment return of        annual investment return of
accounts. No representation can be made               year        0%         6%          12%         0%         6%          12%
by us, the separate account or the                    ----------------------------------------------------------------------------
underlying funds that these hypothetical               1         $7,028     $7,509       $7,992     $6,254     $6,735       $7,217
rates of return can be achieved for                    2        $13,886    $15,285      $16,743    $13,197    $14,596      $16,055
any one year or sustained over any period of           3        $20,576    $23,341      $26,344    $19,973    $22,738      $25,742
time.                                                  4        $27,129    $31,736      $36,940    $26,612    $31,220      $36,423
                                                       5        $33,570    $40,505      $48,654    $33,139    $40,075      $48,224
This is an illustration only. An illustration is       6        $39,904    $49,673      $61,620    $39,560    $49,329      $61,275
not intended to predict actual                         7        $46,137    $59,265      $75,981    $45,878    $59,007      $75,723
performance. Interest rates, dividends, and            8        $52,259    $69,296      $91,890    $52,087    $69,123      $91,718
values set forth in the illustration are not           9        $58,266    $79,782     $109,515    $58,180    $79,696     $109,429
guaranteed.                                           10        $64,140    $90,733     $129,038    $64,140    $90,733     $129,038
                                                      15        $99,002   $162,350     $274,447    $99,002   $162,350     $274,447
                                                      20       $126,464   $249,437     $514,889   $126,464   $249,437     $514,889
                                                      25       $143,690   $356,280     $906,721   $143,690   $356,280     $906,721
                                                      30       $143,821   $488,630   $1,539,774   $143,821   $488,630   $1,539,774
                                                      35       $116,534   $652,959   $2,557,524   $116,534   $652,959   $2,557,524
                                                      ----------------------------------------------------------------------------

                                                  ------------------------------------------------------------------------------

                                                  Illustration 12
                                                  Death benefit Option C and cash value accumulation test at guaranteed cost of insurance rates
                                                  Based on average annual advisory fees and expenses of the portfolios

                                                  DEATH BENEFIT OPTION:C
                                                  CASH VALUE ACCUMULATION TEST
                                                  FACE AMOUNT:$412,380
                                                  MALE SELECT NONSMOKER ISSUE AGE 45
                                                  ANNUAL PREMIUM:$10,000

                                                  ------------------------------------------------------------------------------
Flexible premium                                            Total
variable universal life                                     premiums
Illustration of death benefits, accumulated       End of    paid plus           End of year DEATH BENEFIT assuming
values and net cash surrender values.             policy    interest at         hypothetical gross annual investment return of
                                                  year         5%                  0%                 6%                 12%
All premium payments are illustrated as if        ------------------------------------------------------------------------------
made at the beginning of the policy year.          1         $10,500            $422,380           $422,380             $422,380
                                                   2         $21,525            $432,380           $432,380             $432,380
This illustration assumes no policy loans or       3         $33,101            $442,380           $442,380             $442,380
partial withdrawals have been made.                4         $45,256            $452,380           $452,380             $452,380
                                                   5         $58,019            $462,380           $462,380             $462,380
*Additional payment will be required to            6         $71,420            $472,380           $472,380             $472,380
prevent policy termination.                        7         $85,491            $482,380           $482,380             $482,380
                                                   8        $100,266            $492,380           $492,380             $492,380
The death benefits, accumulated values             9        $115,779            $502,380           $502,380             $502,380
and cash surrender values will differ if          10        $132,068            $512,380           $512,380             $512,380
premiums are paid in different amounts or         15        $226,575            $562,380           $562,380             $562,380
frequencies.                                      20        $347,192            $612,380           $612,380             $612,380
                                                  25        $501,134                  $0*          $662,380             $893,834
The hypothetical investment rates shown           30        $697,607                  $0*          $712,380           $1,291,227
above and elsewhere in this prospectus            35        $948,362                  $0*                $0*          $1,803,607
are illustrative only and should not be           ------------------------------------------------------------------------------
interpreted as a representation of past or                 End of year                         End of year
future investment results. Actual rates of                 ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
return may be more or less than those             End of   assuming hypothetical gross         assuming hypothetical gross
shown and will depend on a number of              policy   annual investment return of         annual investment return of
factors, including the investment                 year       0%          6%           12%       0%           6%           12%
allocations made to variable accounts by          ------------------------------------------------------------------------------
the owner and the experience of the                1        $5,413      $5,843        $6,275    $4,638      $5,068        $5,500
accounts. No representation can be made            2       $10,581     $11,779       $13,033    $9,893     $11,090       $12,344
by us, the separate account or the                 3       $15,491     $17,797       $20,311   $14,888     $17,195       $19,708
underlying funds that these hypothetical           4       $20,130     $23,893       $28,173   $19,613     $23,376       $27,656
rates of return can be achieved for any            5       $24,483     $30,065       $36,678   $24,053     $29,635       $36,247
one year or sustained over any period of           6       $28,543     $36,302       $45,885   $28,199     $35,958       $45,541
time.                                              7       $32,262     $42,563       $55,836   $32,004     $42,305       $55,578
                                                   8       $35,603     $48,812       $66,586   $35,431     $48,640       $66,414
This is an illustration only. An illustration is   9       $38,514     $55,002       $78,191   $38,428     $54,916       $78,105
not intended to predict actual                    10       $40,939     $61,077       $90,709   $40,939     $61,077       $90,709
performance. Interest rates, dividends, and       15       $53,098     $98,497      $182,744   $53,098     $98,497      $182,744
values set forth in the illustration are not      20       $43,442    $126,784      $328,127   $43,442    $126,784      $328,127
guaranteed.                                       25            $0*   $126,496      $557,181        $0*   $126,496      $557,181
                                                  30            $0*    $51,115      $887,852        $0*    $51,115      $887,852
                                                  35            $0*         $0*   $1,343,256        $0*         $0*   $1,343,256
                                                  ------------------------------------------------------------------------------
                                                                                                                              15

ILLUSTRATIONS
                                                      ----------------------------------------------------------------------------

                                                      Illustration 13
                                                      Death benefit Option A and guideline premium test at current cost of insurance rates
                                                      Based on a weighted average of annual advisory fees and expenses of the portfolios

                                                      DEATH BENEFIT OPTION:A
                                                      GUIDELINE PREMIUM TEST
                                                      FACE AMOUNT:$412,380
                                                      MALE SELECT NONSMOKER ISSUE AGE 45
                                                      ANNUAL PREMIUM:$10,000

                                                      ----------------------------------------------------------------------------
Flexible premium                                                  Total
variable universal life                                           premiums
Illustration of death benefits, accumulated           End of      paid plus         End of year DEATH BENEFIT assuming
values and net cash surrender values.                 policy      interest at       hypothetical gross annual investment return of
                                                      year           5%                0%                  6%               12%
All premium payments are illustrated as if            ----------------------------------------------------------------------------
made at the beginning of the policy year.              1           $10,500          $412,380            $412,380          $412,380
                                                       2           $21,525          $412,380            $412,380          $412,380
This illustration assumes no policy loans or           3           $33,101          $412,380            $412,380          $412,380
partial withdrawals have been made.                    4           $45,256          $412,380            $412,380          $412,380
                                                       5           $58,019          $412,380            $412,380          $412,380
The death benefits, accumulated values                 6           $71,420          $412,380            $412,380          $412,380
and cash surrender values will differ if               7           $85,491          $412,380            $412,380          $412,380
premiums are paid in different amounts or              8          $100,266          $412,380            $412,380          $412,380
frequencies.                                           9          $115,779          $412,380            $412,380          $412,380
                                                      10          $132,068          $412,380            $412,380          $412,380
The hypothetical investment rates                     15          $226,575          $412,380            $412,380          $412,380
shown above and elsewhere in this prospectus          20          $347,192          $412,380            $412,380          $661,279
are illustrative only and should not be               25          $501,134          $412,380            $453,599        $1,135,594
interpreted as a representation of past or            30          $697,607          $412,380            $593,707        $1,838,220
future investment results. Actual rates of            35          $948,362          $412,380            $805,150        $3,122,499
return may be more or less than those                 ----------------------------------------------------------------------------
shown and will depend on a number of                           End of year                        End of year
factors, including the investment                              ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
allocations made to variable accounts by              End of   assuming hypothetical gross        assuming hypothetical gross
the owner and the experience of the                   policy   annual investment return of        annual investment return of
accounts. No representation can be made               year        0%         6%          12%         0%         6%          12%
by us, the separate account or the                    ----------------------------------------------------------------------------
underlying funds that these hypothetical               1         $7,047     $7,529       $8,012     $6,272     $6,754       $7,237
rates of return can be achieved for any                2        $13,943    $15,347      $16,811    $13,255    $14,658      $16,122
one year or sustained over any period of               3        $20,696    $23,475      $26,494    $20,094    $22,873      $25,891
time.                                                  4        $27,339    $31,977      $37,214    $26,822    $31,460      $36,698
                                                       5        $33,897    $40,889      $49,105    $33,466    $40,459      $48,675
This is an illustration only. An illustration is       6        $40,377    $50,243      $62,308    $40,033    $49,899      $61,964
not intended to predict actual                         7        $46,786    $60,068      $76,979    $46,527    $59,810      $76,720
performance. Interest rates, dividends, and            8        $53,117    $70,385      $93,282    $52,945    $70,213      $93,110
values set forth in the illustration are not           9        $59,370    $81,219     $111,405    $59,284    $81,133     $111,319
guaranteed.                                           10        $65,532    $92,589     $131,548    $65,532    $92,589     $131,548
                                                      15       $103,014   $168,166     $283,303   $103,014   $168,166     $283,303
                                                      20       $136,304   $264,661     $542,032   $136,304   $264,661     $542,032
                                                      25       $165,057   $391,034     $978,960   $165,057   $391,034     $978,960
                                                      30       $187,779   $554,866   $1,717,963   $187,779   $554,866   $1,717,963
                                                      35       $203,089   $766,810   $2,973,809   $203,089   $766,810   $2,973,809
                                                      ----------------------------------------------------------------------------

                                                      ----------------------------------------------------------------------------

                                                      Illustration 14
                                                      Death benefit Option A and guideline premium test at guaranteed cost of insurance rates
                                                      Based on a weighted average of annual advisory fees and expenses of the portfolios

                                                      DEATH BENEFIT OPTION:A
                                                      GUIDELINE PREMIUM TEST
                                                      FACE AMOUNT:$412,380
                                                      MALE SELECT NONSMOKER ISSUE AGE 45
                                                      ANNUAL PREMIUM:$10,000

                                                      ----------------------------------------------------------------------------
Flexible premium                                                 Total
variable universal life                                          premiums
Illustration of death benefits, accumulated           End of     paid plus          End of year DEATH BENEFIT assuming
values and net cash surrender values.                 policy     interest at        hypothetical gross annual investment return of
                                                      year          5%                 0%                 6%                12%
All premium payments are illustrated as if            ----------------------------------------------------------------------------
made at the beginning of the policy year.              1          $10,500           $412,380           $412,380           $412,380
                                                       2          $21,525           $412,380           $412,380           $412,380
This illustration assumes no policy loans or           3          $33,101           $412,380           $412,380           $412,380
partial withdrawals have been made.                    4          $45,256           $412,380           $412,380           $412,380
                                                       5          $58,019           $412,380           $412,380           $412,380
*Additional payment will be required to                6          $71,420           $412,380           $412,380           $412,380
prevent policy termination.                            7          $85,491           $412,380           $412,380           $412,380
                                                       8         $100,266           $412,380           $412,380           $412,380
The death benefits, accumulated values                 9         $115,779           $412,380           $412,380           $412,380
and cash surrender values will differ if              10         $132,068           $412,380           $412,380           $412,380
premiums are paid in different amounts or             15         $226,575           $412,380           $412,380           $412,380
frequencies.                                          20         $347,192           $412,380           $412,380           $488,600
                                                      25         $501,134           $412,380           $412,380           $840,015
The hypothetical investment rates shown               30         $697,607           $412,380           $412,380         $1,349,767
above and elsewhere in this prospectus                35         $948,362                 $0*          $492,913         $2,273,334
are illustrative only and should not be               ----------------------------------------------------------------------------
interpreted as a representation of past or
future investment results. Actual rates of                     End of year                        End of year
return may be more or less than those                          ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
shown and will depend on a number of                  End of   assuming hypothetical gross        assuming hypothetical gross
factors, including the investment                     policy   annual investment return of        annual investment return of
allocations made to variable accounts by              year        0%          6%          12%        0%          6%          12%
the owner and the experience of the                   ----------------------------------------------------------------------------
accounts. No representation can be made                1        $5,469      $5,901       $6,335    $4,694      $5,126       $5,561
by us, the separate account or the                     2       $10,754     $11,962      $13,227   $10,065     $11,274      $12,538
underlying funds that these hypothetical               3       $15,847     $18,184      $20,730   $15,245     $17,582      $20,127
rates of return can be achieved for                    4       $20,747     $24,578      $28,931   $20,231     $24,061      $28,415
any one year or sustained over any period of           5       $25,451     $31,160      $37,915   $25,021     $30,729      $37,485
time.                                                  6       $29,959     $37,936      $47,772   $29,615     $37,592      $47,428
                                                       7       $34,242     $44,891      $58,581   $33,984     $44,633      $58,323
This is an illustration only. An illustration is       8       $38,279     $52,017      $70,446   $38,107     $51,845      $70,274
not intended to predict actual                         9       $42,043     $59,303      $83,478   $41,956     $59,217      $83,392
performance. Interest rates, dividends, and           10       $45,500     $66,732      $97,806   $45,500     $66,732      $97,806
values set forth in the                               15       $66,591    $116,617     $207,931   $66,591    $116,617     $207,931
illustration are not                                  20       $76,507    $174,586     $400,492   $76,507    $174,586     $400,492
guaranteed.                                           25       $67,351    $243,477     $724,151   $67,351    $243,477     $724,151
                                                      30       $22,235    $333,872   $1,261,464   $22,235    $333,872   $1,261,464
                                                      35            $0*   $469,441   $2,165,080        $0*   $469,441   $2,165,080
                                                      ----------------------------------------------------------------------------
                                                                                                                                17

Form No. 15-22027-00